Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net loss	$ (734,812)	$ (372,783)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,393	25,762
Loss on disposal of equipment	9,209	11,166
Stock-based compensation	0	17,074
Issuance of consultant stock option	4,245	5,660
Reversal of progressive jackpots provision	0	(193,051)
Profit on the sale of subsidiaries	0	(177,832)
Profit from the sale of US players and related assets	0	(5,000)
Changes in operating assets and liabilities:
Accounts receivable	(91,106)	(76,750)
Prepaid expenses	356,078	2,155
Other assets	855	27,382
Accounts payable and accrued liabilities	(53,811)	10,000
Provision for progressive jackpots	0	5,522
Players float	0	(97,813)
Net cash used in operating activities	(504,949)	(818,508)
Cash flows from investing activities:
Acquisition of equipment	(5,007)	(2,602)
Proceeds from sale of US players and related assets	0	5,000
Proceeds on disposal of equipment	0	478
Proceeds on the sale of subsidiaries, net of cash sold	0	236,041
Net cash (used in) provided by investing activities	(5,007)	238,917
Cash flows from financing activities:
Private placement	0	2,250,000
Net cash provided by financing activities	0	2,250,000
Change in cash	(509,956)	1,670,409
Cash, beginning of period	1,396,384	557,251
Cash, end of period	886,428	2,227,660
Supplementary information:
Interest paid	0	0
Income taxes paid	$ 5,380	$ 82